Goodwill	3 Months Ended
Mar. 31, 2012
Goodwill

3. Goodwill:

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	Other	Subtotal	AS	Other	Subtotal	Total
Balance at December 31, 2011	$3,480	$2,239	$545	$6,264	$(1,162)	$(217)	$(1,379)	$4,885
2012 acquisitions	2	—	—	2	—	—	—	2
Adjustments related to the LBO and prior year acquisitions	(2)	(2)	—	(4)	—	—	—	(4)
Effect of foreign currency translation	18	3	—	21	—	—	—	21

Balance at March 31, 2012	$3,498	$2,240	$545	$6,283	$(1,162)	$(217)	$(1,379)	$4,904